Related Party Transactions Related Party - Affiliate AR and Affiliate AP (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Long-term notes payable – related company	$ (250)	$ (233)
Accounts Receivable, Related Parties, Current	209	268
Accounts Payable, Related Parties, Current	43	25
Net Related Party Receivable (Payable)	(163)	(233)
ETE
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	22	110
Accounts Payable, Related Parties, Current	0	1
PES
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	6	10
FGT
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	15	13
Accounts Payable, Related Parties, Current	1	1
Lake Charles LNG
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	4	36
Accounts Payable, Related Parties, Current	3	3
Trans-Pecos Pipeline, LLC [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	1	29
Comanche Trail Pipeline, LLC [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	0	22
Other
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current	65	45
Accounts Payable, Related Parties, Current	19	15
Sunoco LP [Member]
Related Party Transaction [Line Items]
Notes Receivable, Related Parties, Noncurrent	87
Long-term notes payable – related company		(233)
Accounts Receivable, Related Parties, Current	96	3
Accounts Payable, Related Parties, Current	20	5
Phillips 66 Company [Member]
Related Party Transaction [Line Items]
Long-term notes payable – related company	$ (250)	$ 0